Share-based plans (Details)	12 Months Ended									120 Months Ended
	Dec. 31, 2024 EUR (€) shares item	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2030
Share-based plans
Period considered for calculation of average share price	30 days
Assumed target achievement for performance target total shareholder return compared to competitors	100.00%
Performance period (in years)	3 years
Target percentage of reduction in Scope-1 and Scope-2 emissions										50.00%
Year 2024
Share-based plans
Number of performance targets | item	3
Weight of profitability target ROIC	40.00%
Weight of performance target relative TSR	40.00%
Weight of sustainability performance target	20.00%
Weight of annual target achievement for Co2e reduction	33.33%
Year 2024 | Maximum
Share-based plans
Annual target achievement level (as a percent)	200.00%
Year 2022-2023
Share-based plans
Performance period (in years)	3 years
Number of performance targets | item	3
Weight of each performance target	33.33%
Weight of annual target achievement for ROIC	33.33%
Year 2022-2023 | Maximum
Share-based plans
Annual target achievement level (as a percent)	200.00%
Year 2016-2021
Share-based plans
Number of performance targets | item	3
Year 2016-2021 | Minimum
Share-based plans
Annual target achievement level (as a percent)	0.00%
Year 2016-2021 | Maximum
Share-based plans
Annual target achievement level (as a percent)	200.00%
Annual target achievement level of 0% | Year 2020-2021
Share-based plans
Annual target achievement level (as a percent)	0.00%
Revenue Growth target rate (as a percent)	1.00%
Net Income Growth target rate (as a percent)	0.00%
ROIC	5.50%
Annual target achievement level of 0% | Years 2016-2019
Share-based plans
Annual target achievement level (as a percent)	0.00%
Revenue Growth target rate (as a percent)	0.00%
Net Income Growth target rate (as a percent)	0.00%
Decrease from target ROIC to drop to level				0.002	0.002	0.002	0.002	0.002	0.002
Annual target achievement level of 100% | Year 2020-2021
Share-based plans
Annual target achievement level (as a percent)	100.00%
Revenue Growth target rate (as a percent)	6.00%
Net Income Growth target rate (as a percent)	5.00%
ROIC	6.00%
Annual target achievement level of 100% | Years 2016-2019
Share-based plans
Annual target achievement level (as a percent)	100.00%
Revenue Growth target rate (as a percent)	7.00%
Net Income Growth target rate (as a percent)	7.00%
ROIC				8.10%	8.10%	7.90%	7.70%	7.50%	7.30%
Annual target achievement level of 200% | Year 2020-2021
Share-based plans
Annual target achievement level (as a percent)	200.00%
Revenue Growth target rate (as a percent)	11.00%
Net Income Growth target rate (as a percent)	10.00%
ROIC	6.50%
Annual target achievement level of 200% | Years 2016-2019
Share-based plans
Annual target achievement level (as a percent)	200.00%
Revenue Growth target rate (as a percent)	16.00%
Net Income Growth target rate (as a percent)	14.00%
Increase over target ROIC to reach level				0.002	0.002	0.002	0.002	0.002	0.002
MB LTIP 2024+
Share-based plans
Period considered for calculation of average share price	30 days
Number of shares allocated | shares	304,043
Weighted average fair value	€ 45.52
Total fair value of shares granted	€ 13,840,000
Vesting period	4 years
Grant value cap (as a percent)	400.00%
LTIP 2024+
Share-based plans
Period considered for calculation of average share price	30 days
Number of shares allocated | shares	1,908,038
Weighted average fair value	€ 46.56
Total fair value of shares granted	€ 88,838,000
Vesting period	3 years
Grant value cap (as a percent)	400.00%
MB LTIP 2020
Share-based plans
Period considered for calculation of average share price	30 days
Number of shares allocated | shares		283,624	241,835
Weighted average fair value		€ 35.84	€ 28.37
Total fair value of shares granted		€ 10,165,000	€ 6,861,000
Vesting period	3 years
Grant value cap (as a percent)	400.00%
Period shares must be held	1 year
LTIP 2022+
Share-based plans
Period considered for calculation of average share price	30 days
Number of shares allocated | shares		1,460,049	1,737,591
Weighted average fair value		€ 34.64	€ 27.33
Total fair value of shares granted		€ 50,576,000	€ 47,488,000
Vesting period	3 years
Grant value cap (as a percent)	400.00%
LTIP 2019
Share-based plans
Period considered for calculation of average share price	30 days
Vesting period	3 years
Grant value cap (as a percent)	400.00%
LTIP 2019 | Year 2019
Share-based plans
Increase in overall target achievement level, if GEP -II target rate is 100%	20.00%
Increase in overall target achievement level if Free Cash Flow target achievement 200%	20.00%
LTIP 2019 | Year 2019 | Maximum
Share-based plans
Annual target achievement level (as a percent)	200.00%
MB LTIP 2019
Share-based plans
Period considered for calculation of average share price	30 days
Vesting period	4 years
NxStage LTIP
Share-based plans
Period considered for calculation of average share price	30 days
LTIP 2016
Share-based plans
Period considered for calculation of average share price	30 days
Vesting period	4 years